Consolidated statements of changes in shareholders' equity - USD ($) $ in Thousands	Total	Common shares [Member]	Treasury stock [Member]	Additional paid-in capital [Member]	Retained earnings (Accumulated deficits) [Member]	Statutory reserves [Member]	Accumulated other comprehensive income/(loss) [Member]	Total Xunlei Limited's shareholders' equity [Member]	Non-controlling interest [Member]
Beginning Balance, Amount at Dec. 31, 2015	$ 444,681	$ 85	$ 7	$ 458,270	$ (12,593)	$ 5,132	$ (4,152)	$ 446,749	$ (2,068)
Beginning Balance, Shares at Dec. 31, 2015		339,319,115	29,558,094
Issuance of common shares for exercised share options, Amount	58			58				58
Issuance of common shares for exercised share options, shares		440,465	(440,465)
Repurchase of common shares, Amount	(14,329)	$ (3)	$ 3	(14,329)				(14,329)
Repurchase of common shares, shares		(12,272,500)	12,272,500
Share-based compensation	9,348			9,348				9,348
Restricted shares vested, Amount		$ 1	$ (1)
Restricted shares vested, shares		3,057,920	(3,057,920)
Net loss	(24,183)				(24,111)			(24,111)	(72)
Currency translation adjustments at Dec. 31, 2016	(9,325)						(9,477)	(9,477)	152
Ending Balance, Amount at Dec. 31, 2016	406,250	$ 83	$ 9	453,347	(36,704)	5,132	(13,629)	408,238	(1,988)
Ending Balance, Shares at Dec. 31, 2016		330,545,000	38,332,209
Issuance of common shares for exercised share options, Amount	11			11				11
Issuance of common shares for exercised share options, shares		4,000	(4,000)
Repurchase of common shares, Amount	(358)	$ (1)	$ 1	(358)				(358)
Repurchase of common shares, shares		(465,350)	465,350
Share-based compensation	8,330			8,330				8,330
Restricted shares vested, Amount		$ 1	$ (1)
Restricted shares vested, shares		3,559,910	(3,559,910)
Net loss	(37,809)				(37,822)			(37,822)	13
Currency translation adjustments at Dec. 31, 2017	6,413						6,598	6,598	(185)
Ending Balance, Amount at Dec. 31, 2017	382,837	$ 83	$ 9	461,330	(74,526)	5,132	(7,031)	384,997	(2,160)
Ending Balance, Shares at Dec. 31, 2017		333,643,560	35,233,649
Share-based compensation	5,294			5,294				5,294
Restricted shares vested, Amount		$ 1	$ (1)
Restricted shares vested, shares		2,879,220	(2,879,220)
Net loss	(39,490)				(39,278)			(39,278)	(212)
Currency translation adjustments at Dec. 31, 2018	(5,565)						(5,717)	(5,717)	152
Contribution by non-controlling interest holders	197								197
Acquisition of a subsidiary (note (9)(b) )	907								907
Ending Balance, Amount at Dec. 31, 2018	$ 344,180	$ 84	$ 8	$ 466,624	$ (113,804)	$ 5,132	$ (12,748)	$ 345,296	$ (1,116)
Ending Balance, Shares at Dec. 31, 2018		336,522,780	32,354,429